Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

The estimated useful lives for the current and comparative periods are as follows:

Asset	Method	Period/Rate

Building and building components	Straight-line	20 to 40 years
Laboratory, R&D and plant equipment	Straight-line	10 to 20 years
Furniture and office equipment	Declining balance	20% to 30%
Computer equipment	Straight-line	2 to 5 years

Schedule of intangible assets with finite useful lives	Intangible assets with finite useful lives are amortized as follows:
Schedule of original measurement categories

The following table and the accompanying notes explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Corporation’s financial assets as at April 1st, 2018:

	Note	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
				$	$

Financial Assets
Cash and cash equivalents		Loans and receivables	Amortized cost	24,287,107	24,287,107
Short-term investments		Loans and receivables	Amortized cost	2,410,000	2,410,000
Trade and other receivables	(1)	Loans and receivables	Amortized cost	5,590,847	5,590,847
Interest rate swap agreement	(2)	Fair value - hedging instrument	Fair value - hedging instrument	19,090	19,090
Investment in Acasti	(3)	Available-for-sale	Fair value through other comprehensive income (loss)	6,585,740	6,585,740